REVENUES - Remaining Performance Obligations (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 5.6	$ 7.0
Remaining performance obligation, expected timing of satisfaction period	2 years
Industrials | Waste and wastewater services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9.5	12.2
Remaining performance obligation, expected timing of satisfaction period	24 years
Industrials | Graphite electrode manufacturing business
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 2.3	3.8
Infrastructure services | Nuclear power generation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9.9	$ 9.9
Remaining performance obligation, expected timing of satisfaction period	10 years